Income Taxes	12 Months Ended
Aug. 31, 2011
Income Taxes [Abstract]
Income Taxes
(6)      Income Taxes

The provision for income taxes consists of the following (in millions):

	2011	2010	2009
Current provision -
Federal	$1,301	$1,129	$807
State	147	90	91
	1,448	1,219	898
Deferred provision -
Federal	113	62	243
State	19	1	17
	132	63	260
Income tax provision	$1,580	$1,282	$1,158

The difference between the statutory federal income tax rate and the effective tax rate is as follows:

	2011	2010	2009
Federal statutory rate	35.0%	35.0%	35.0%
State income taxes, net of federal benefit	2.6	2.2	2.2
Medicare Part D Subsidy	-	1.3	-
Other	(0.8)	(0.5)	(0.6)
Effective income tax rate	36.8%	38.0%	36.6%

The deferred tax assets and liabilities included in the Consolidated Balance Sheets consist of the following (in millions):

	2011	2010
Deferred tax assets -
Postretirement benefits	$214	$179
Compensation and benefits	165	228
Insurance	226	190
Accrued rent	112	176
Tax benefits	327	138
Stock compensation	179	133
Inventory	143	59
Other	78	123
Subtotal	1,444	1,226
Less: Valuation allowance	91	-
Total deferred tax assets	1,353	1,226
Deferred tax liabilities -
Accelerated depreciation	1,176	1,050
Inventory	476	356
Intangible assets	49	117
Other	31	45
Subtotal	1,732	1,568
Net deferred tax liabilities	$379	$342

At August 31, 2011, the Company has recorded deferred tax assets of $287 million reflecting the benefit of $452 million in federal and $940 million in state loss carryforwards.  These deferred tax assets will expire at various dates from 2012 through 2031.

The Company believes it is more likely than not that the benefit from certain net operating loss carryforwards will not be realized. In recognition of this risk, the Company has recorded a valuation allowance of $91 million on certain deferred tax assets relating to these net operating losses.

Income taxes paid were $1,320 million, $1,195 million and $768 million during the fiscal years ended August 31, 2011, 2010 and 2009, respectively.

ASC Topic 740 Income Taxes, provides guidance regarding the recognition, measurement, presentation and disclosure in the financial statements of tax positions taken or expected to be taken on a tax return, including the decision whether to file in a particular jurisdiction.  All unrecognized benefits at August 31, 2011, and August 31, 2010, were classified as long-term liabilities on the Consolidated Balance Sheets.

The following table provides a reconciliation of the total amounts of unrecognized tax benefits for fiscal 2011 (in millions):

	2011	2010	2009
Balance at beginning of year	$93	$128	$64
Gross increases related to tax positions in a prior period	25	12	38
Gross decreases related to tax positions in a prior period	(68)	(57)	(5)
Gross increases related to tax positions in the current period	54	37	38
Settlements with taxing authorities	(8)	(21)	(1)
Lapse of statute of limitations	(2)	(6)	(6)
Balance at end of year	$94	$93	$128

At August 31, 2011, 2010 and 2009, $81 million, $57 million and $43 million, respectively, of unrecognized tax benefits would favorably impact the effective tax rate if recognized.

The Company recognizes interest and penalties in the income tax provision in its Consolidated Statements of Earnings.  At August 31, 2011, and August 31, 2010, the Company had accrued interest and penalties of $24 million and $20 million, respectively.

The Company files a consolidated U.S. federal income tax return, as well as income tax returns in various states.  It is no longer subject to U.S. federal income tax examinations for years before fiscal 2008, except for one issue related to fiscal 2006 and 2007 currently in appeals. With few exceptions, it is no longer subject to state and local income tax examinations by tax authorities for years before fiscal 2006.  The Company anticipates that the Internal Revenue Service will complete its audit of fiscal years 2008 and 2009 in fiscal 2012.

It is reasonably possible that the amount of the unrecognized tax benefit with respect to certain unrecognized tax positions will increase or decrease during the next 12 months; however, the Company does not expect the change to have a material effect on its results of operations or its financial position.